BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENT INFORMATION
BUSINESS SEGMENTS

The sale of our California and Arizona precast operations during 2012 represented a disposal of a significant majority of our previously reported precast operating segment. These disposals were part of our strategy to become the premier focused domestic supplier of ready-mixed concrete in the United States. As such, during the 4th quarter of 2012 we made changes to better align our operating and reportable segments with our overall strategy and the manner in which we organize and manage our business. Our two reportable segments now consist of ready-mixed concrete and aggregate products as described below. Historical segment results have been reclassified to conform with these changes.

Our ready-mixed concrete segment produces and sells ready-mixed concrete.  This segment serves the following principal markets: north and west Texas, California, New Jersey, New York, Washington, D.C. and Oklahoma.  Our aggregate products segment includes crushed stone, sand and gravel products and serves the north and west Texas, New Jersey, and New York markets in which our ready-mixed concrete segment operates. Other products not associated with a reportable segment include our building materials stores, hauling operations, lime slurry, Aridus® rapid-drying concrete technology, brokered product sales, a recycled aggregates operation, and one remaining precast concrete plant in Pennsylvania.

In the fourth quarter of 2012, we changed the income measure used to evaluate performance of our segments to more closely align our reporting with the measure used to calculate the Company's compliance with debt covenants. Historical segment reporting has been recast to conform with this change.

We evaluate segment performance and allocate resources based on Adjusted EBITDA. We define Adjusted EBITDA as net income (loss) from continuing operations excluding interest, income taxes, depreciation, depletion and amortization, derivative gain (loss), and loss on extinguishment of debt. Additionally, Adjusted EBITDA is adjusted for items similar to certain of those used in calculating the Company’s compliance with debt covenants. The additional items that are adjusted to determine our Adjusted EBITDA are:

•	Non-cash stock compensation expense;

•	Expenses associated with the relocation of our corporate headquarters; and

•	Expenses associated with the departure of our former President and Chief Executive Officer and hiring of our new President and Chief Executive Officer.

We consider Adjusted EBITDA an indicator of the operational strength and performance of our business. We have included Adjusted EBITDA because it is a key financial measure used by our management to (i) internally measure our operating performance and (ii) assess our ability to service our debt, incur additional debt and meet our capital expenditure requirements.

Adjusted EBITDA should not be construed as an alternative to, or a better indicator of, operating income or loss, is not based on GAAP, and is not necessarily a measure of our cash flows or ability to fund our cash needs. Our measurements of Adjusted EBITDA may not be comparable to similar titled measures reported by other companies.

We account for inter-segment sales at market prices.  Corporate includes executive, administrative, financial, legal, human resources, business development and risk management activities which are not allocated to reportable segments and are excluded from segment Adjusted EBITDA. Eliminations include transactions to account for intercompany activity.

The following table sets forth certain financial information relating to our continuing operations by reportable segment (in thousands):

	Year Ended December 31, 2012	Year Ended December 31, 2011
Revenue:
Ready-mixed concrete
Sales to external customers	$473,767	$387,979
Intersegment sales	40	77
Aggregate products
Sales to external customers	18,261	13,419
Intersegment sales	13,736	10,458
Total Reportable Segment Revenue	505,804	411,933
Other products and eliminations	25,243	33,871
Total revenue	$531,047	$445,804

Loss from Continuing Operations:
Reportable Segment Adjusted EBITDA:
Ready-mixed concrete	$41,486	$22,205
Aggregate products	4,142	3,203
Total reportable segment adjusted EBITDA	45,628	25,408

Other products and eliminations income (loss) from operations	116	(2,054)
Corporate loss from operations	(30,057)	(22,274)
Depreciation, depletion and amortization for reportable segments	(12,549)	(14,610)
Interest expense, net	(11,344)	(11,057)
Corporate loss on early extinguishment of debt	(2,630)	—
Corporate derivative (loss) income	(19,725)	13,422
Corporate, other products and eliminations other income, net	1,052	236
Loss from continuing operations before income taxes	$(29,509)	$(10,929)

Capital Expenditures:
Ready-mixed concrete	$5,232	$5,197
Aggregate products	1,752	478
Other products and corporate	1,036	248
Total capital expenditures	$8,020	$5,923

Revenue by Product:
Ready-mixed concrete	$473,767	$387,979
Aggregate products	18,261	13,419
Precast concrete products	13,826	17,768
Building materials	11,363	10,647
Lime	6,762	6,531
Hauling	4,729	6,169
Other	2,339	3,291
Total revenue	$531,047	$445,804

	2012	2011
Identifiable Assets (as of December 31):
Ready-mixed concrete	$75,469	$69,508
Aggregate products	34,316	35,289
Other products and corporate	11,086	21,428
Total Identifiable assets	$120,871	$126,225